Schedule of maturities (Details) - Dec. 31, 2024	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2025	$ 40,616	$ 55,250
2026	27,609	37,556
2027	29,421	40,022
2028	31,864	43,344
2029	31,468	42,806
Total	160,978	218,978
Current portion	(40,616)	(55,250)
Long-term portion	$ 120,362	$ 163,728